Exhibit 99.1

Deloitte LLP Hill House 1 Little New Street London EC4A 3TR

Independent Accountant’s Report on Applying Asset Agreed Upon Procedures	Phone: +44 (0)20 7936 3000 Fax: +44 (0)20 7583 0112 www.deloitte.co.uk

Towd Point Mortgage Funding 2017-Auburn11 Plc

C/O Wilmington Trust Sp Services (London) Limited

Third Floor, 1 King’s Arms Yard

London

EC2R 7AF

United Kingdom

(the “Issuer”)

Cerberus European Residential Holdings BV

Oude Utrechtseweg 32,

3743 KN Baarn

The Netherlands

(the “Seller”)

FirstKey Mortgage, LLC

900 Third Avenue

Suite 500

New York

NY 10022

United States of America

(the “Co-Sponsor”)

Morgan Stanley & Co. International PLC

25 Cabot Square

Canary Wharf

London

E14 4QA

United Kingdom

(“Morgan Stanley”)

Merrill Lynch International

2 King Edward Street

London

EC1A 1HQ

United Kingdom

(“Merrill Lynch” and, together with Morgan Stanley, the “Co-Arrangers”)

Merrill Lynch, Pierce, Fenner & Smith Inc

1 Bryant Park

New York

New York 10036

United States of America

(“Merrill Lynch Inc”)

Wells Fargo Securities LLC

375 Park Avenue

New York

New York 10152

United States of America

(“Wells Fargo LLC”, and together with the Co-Arrangers and Merrill Lynch Inc, the “Joint Lead Managers”)

Deloitte LLP is a limited liability partnership registered in England and Wales with registered number OC303675 and its registered office at 2 New Street Square, London EC4A 3BZ, United Kingdom.

Deloitte LLP is the United Kingdom member firm of Deloitte Touche Tohmatsu Limited (“DTTL”), a UK private company limited by guarantee, whose member firms are legally separate and independent entities. Please see www.deloitte.co.uk/about for a detailed description of the legal structure of DTTL and its member firms.

© 2016 Deloitte LLP. All rights reserved.

PROPOSED ISSUE BY TOWD POINT MORTGAGE FUNDING 2017-AUBURN11 PLC OF RESIDENTIAL AND COMMERCIAL MORTGAGE BACKED FLOATING RATE SECURITIES (the “Issue”)

31 January 2017

Dear Sirs and Madams

We have performed the procedures enumerated below, which were agreed to by the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers, the Joint Lead Managers and the Managers (as defined in Appendix 1 of the Engagement Letter). The procedures were performed solely for the purpose of certain agreed upon procedures on certain loans (the “Loan Pool”) related to the issuance of residential and commercial mortgage backed floating rate securities by the Issuer. This agreed upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of these procedures is solely the responsibility of the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers, the Joint Lead Managers and the Managers. Consequently, we make no representation regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

This letter (the “Asset Agreed Upon Procedures Letter”) is addressed to the Board of Directors of the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers, the Joint Lead Managers and the Managers identified in Appendix 1 of the Engagement Letter who have agreed to participate in the proposed Issue.

These procedures were established with the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers and the Joint Lead Managers, and the sufficiency of the procedures as described below is solely the responsibility of the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers, the Joint Lead Managers and the Managers.

The procedures that we performed and our findings are as follows:

Scope of our work and factual findings

The procedures performed were as defined in Appendix 3 of the Engagement Letter (the “Agreed Upon Procedures”).

We have carried out the Agreed Upon Procedures during the period 17-20 October 2016.

The sampling approach

Sampling is one of the methods that can be used to reach a conclusion about a company’s records. It is a process of examining less than the total number of items in a population in order to reach a conclusion about the entire population.

Sampling confidence is the probability that the actual errors, within a total population, are contained within the range of an estimate. Precision is the range of that estimate. The precision limit is the estimated maximum predicted number of errors within the total population. Sampling confidence and precision are stated in percentages.

Attribute sampling is a method of assessing the rate of occurrences of a specified attribute in a population and requires agreed upon procedures in relation to certain characteristics of a random sample of individual loans. In this case the Agreed Upon Procedures related to the documentation and procedures that support the Sample Pool contained in the First Pool Run.

Our method of calculating attribute sample sizes is based on the binomial probability distribution.

Statistical tests can only provide estimates of the error.

1.	Pool agreed upon procedures – residential portfolio

The Seller provided us with a data file ‘AUP – Random Account Selection File 30.09 – Deloitte.xlsx’ (the “First Pool Run”) containing a total of 18,899 residential account numbers for each residential mortgage loan in the Loan Pool. A random sample of 456 residential mortgage loans was selected from the First Pool Run using the sampling approach below (the “Sample”). The Seller then provided us with the data files ‘Audit Data Tape v2 17.10.2016.xlsx’ and ‘Borrower Data 19.10.2016.xlsx’ which contained information for each loan in the Sample (the “Sample Pool”) as at 30 September 2016 (the “Cut-off Date”).

The procedures we have undertaken, set out in paragraphs 1.1 to 1.28 under the agreed upon procedures sections below, have been limited to confirming that the selected attribute from the First Pool Run information relating to the Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Application Form, Offer Letter, Certificate of Title/Report on Title (“CoT/RoT”), Valuation Report, valuer correspondence, tenancy agreement, KFI (key facts information document), product change document, Credit Search, repayment change document, completion letter, Land Registry/Mortgage Deed, evidence of income confirmation (a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements), identification documents (passport or driver’s licence), and the Alpha loan administration system (the “System”).

Objectives

The sample sizes chosen were designed with the objective of us being able to state that we are 99% confident that not more than 1% of the population of the First Pool Run contained an error in the relevant attribute. Where errors were found in the Sample Pool, we have re-calculated the percentage errors that there might be in the First Pool Run and noted the revised percentage below. It is for you to ensure you understand this basis of reporting and to determine whether the errors are acceptable to you and for the purposes of the Issue.

For each loan in the Sample Pool, using the information supplied on the Sample Pool we carried out the following agreed upon procedures and have given a confidence and precision percentage for each procedure.

1.1	Borrower’s Name(s)

In respect of the paragraphs below (1.1.1 to 1.1.3) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred.

1.1.1	For each loan in the Sample Pool, we have compared whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on the Application Form. We found the borrower name(s) substantially agreed to the Application Form, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.1.2	For each loan in the Sample Pool, we have compared whether the borrower name(s) shown in the Sample Pool substantially agreed to that shown on the Offer Letter. We found the borrower name(s) substantially agreed to the Offer Letter, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.1.3	For each loan in the Sample Pool, we have compared whether the borrower(s) name shown in the Sample Pool substantially agreed to that shown on the CoT/RoT. We found the borrower name(s) substantially agreed to the CoT/RoT, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.2	Property Address

We were instructed by the Parties that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. For new build properties, we were instructed to assume that differences between the property address shown in the Sample Pool and the loan documentation should not be considered errors, providing the property address was not substantially different. It is expected that the property address can change as a mortgage progresses from application to completion.

For the avoidance of doubt, where postcodes are missing, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

1.2.1	For each loan in the Sample Pool, we have compared whether the security address shown in the Sample Pool substantially agreed to that shown on the Offer Letter. We found the security address substantially agreed to the Offer Letter, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.2.2	For each loan in the Sample Pool, we have compared whether the security address shown in the Sample Pool substantially agreed to that shown on the Valuation Report. We found the security address substantially agreed to the Valuation Report, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.2.3	For each loan in the Sample Pool, we have compared whether the security address shown in the Sample Pool substantially agreed to that shown on the CoT/RoT. We found the security address substantially agreed to the CoT/RoT, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.3	Origination Date

For each loan in the Sample Pool, we have compared whether the origination date shown in the Sample Pool agreed to that shown on the CoT/RoT or completion letter, to within +/- 30 days. We found the origination date agreed to the CoT/RoT or completion letter, to within +/- 30 days, except for 1 case.

Account Number	Description of Error
800193405	Missing file

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.4	Amount Advanced

For each loan in the Sample Pool, we have compared whether the amount advanced (excluding fees) shown in the Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the amount advanced (excluding fees) agreed to the Offer Letter or KFI/product change document, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
913564102	Missing latest Offer Letter

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.5	Loan Term

For each loan in the Sample Pool, we have compared whether the term of the loan, recalculated using the origination date and the maturity date, agreed to within +/- 6 months to that shown on the Offer Letter or KFI/product change document. We found the term of the loan agreed to within +/- 6 months, to the Offer Letter or KFI/product change document, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
913564102	Missing latest Offer Letter

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.6	Maturity Date

For each loan in the Sample Pool, we have compared whether the maturity date shown in the Sample Pool agreed to that shown in the System. We found the maturity date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.7	Loan Purpose

For each loan in the Sample Pool, we have compared whether the loan purpose shown in the Sample Pool agreed to that shown on the Application Form or Offer Letter. We found the loan purpose agreed to the Application Form or Offer Letter, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
950478902	Sample Pool = Further Advance, Application Form / Offer Letter = Purchase

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.8	Valuation Date

For each loan in the Sample Pool, we have compared whether the valuation date shown in the Sample Pool agreed to within +/- 30 days, to that shown on the Valuation Report or valuer correspondence. We found the valuation date agreed to within +/- 30 days to the Valuation Report or valuer correspondence, except for 3 cases.

Account Number	Description of Error
701106303	Sample Pool = 19/11/2001, Valuation Report = 11/05/1999
800193405	Missing File
913564102	Missing original Valuation Report

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.9	Valuation Amount

For each loan in the Sample Pool, we have compared whether the valuation amount shown in the Sample Pool agreed to that shown on the Valuation Report or valuer correspondence, to within +/- £3,000. We found the valuation amount agreed to the Valuation Report or valuer correspondence, to within +/- £3,000, except for 3 cases.

Account Number	Description of Error
701106303	Sample Pool = £60,180, Valuation Report = £56,500
800193405	Missing File
913564102	Missing original Valuation Report

As a result of the procedures performed there is a 99% confidence that not more than 3% of the First Pool Run contains errors.

1.10	Property Tenure

For each loan in the Sample Pool, we compared whether the tenure of the property shown on the Sample Pool agreed with that shown on the Valuation Report or the Land Registry report. We found that the property tenure agreed with the Valuation Report or the Land Registry report, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.11	Document Signatories

1.11.1	For each loan in the Sample Pool, we have compared whether the Application Form was signed in the space designated for the borrower(s). We found the Application Form to be signed in the space designated for the borrower(s), except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.11.2	For each loan in the Sample Pool, we have compared whether the Valuation Report was signed in the space designated for the Surveyor. We found the Valuation Report to be signed in the space designated for the Surveyor, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.11.3	For each loan in the Sample Pool, we have compared whether the CoT/RoT was signed in the space designated for the Solicitor. We found the CoT/RoT to be signed in the space designated for the Solicitor, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.12	Credit Search

For each loan in the Sample Pool, we have compared whether a credit search had been carried out in the name of the borrower(s). We found a credit search had been carried out in the name of the borrower(s), except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.13	Interest Rates

1.13.1	For each loan in the Sample Pool, we have compared whether the interest rate type shown in the Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the interest rate type agreed to the Offer Letter or KFI/product change document, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.13.2	For each loan in the Sample Pool, we have compared whether the interest reset date shown in the Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the interest reset date agreed to the Offer Letter or KFI/product change document, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.13.3	For each loan in the Sample Pool, we have compared whether the current interest rate margin shown in the Sample Pool agreed to that shown on the latest Offer Letter or KFI/product change document. We found the current interest rate margin agreed to the latest Offer Letter or KFI/product change document, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
701106303	Sample Pool = 5.25%, Offer Letter = 5.75%

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.13.4	For each loan in the Sample Pool, we have compared whether the current interest rate index shown in the Sample Pool agreed to that shown on the latest Offer Letter or KFI/Product Change document. We found the current interest rate index agreed to the latest Offer Letter or KFI/Product Change document, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.14	Current Balance

For each loan in the Sample Pool, we have compared whether the current outstanding balance as at the Cut-off Date shown in the Sample Pool agreed to that shown in the System. We found the current outstanding balance as at the Cut-off Date agreed to the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.15	Arrears Balance

For each loan in the Sample Pool, we have compared whether the consolidated arrears balance as at the Cut-off Date shown in the Sample Pool, agreed to within ±£50 of that shown in the System. We found the consolidated arrears balance agreed to within ±£50 of that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.16	Months Current

For each loan in the Sample Pool, we have compared whether the number of months current, i.e. the number of months the borrower has not been in arrears, shown in the Sample Pool, agreed to that shown in the System. We found the number of months current, agreed to that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.17	Repayment Type

For each loan in the Sample Pool, we have compared whether the repayment type shown in the Sample Pool agreed to that shown on the Offer Letter or KFI or repayment change document. We found the repayment type agreed to that shown on the Offer Letter or KFI or repayment change document, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
913564102	Missing latest Offer Letter

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.18	Buy to Let (Y/N)

For each loan in the Sample Pool, we have compared whether the ‘Buy to Let’ status shown in the Sample Pool agreed to that shown on the Application Form. We found the ‘Buy to Let’ status agreed to that shown on the Application Form, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.19	Individual Voluntary Arrangement (IVA)

For each loan in the Sample Pool, we have compared whether the IVA status shown in the Sample Pool agreed to that shown on the Credit Search. We found the IVA status agreed to that shown on the Credit Search, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.20	Prior Bankruptcy

For each loan in the Sample Pool, we have compared whether the prior bankruptcy shown in the Sample Pool agreed to that shown on the Credit Search. We found the prior bankruptcy agreed to that shown on the Credit Search, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.21	Monthly Payment Amount

For each loan in the Sample Pool, we have compared whether the monthly payment amount shown in the Sample Pool agreed to that shown in the System. We found the monthly payment amount agreed to that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.22	Months in Arrears

For each loan in the Sample Pool, we have compared whether the months in arrears as at the Cut-off Date agreed to that shown in the System. We found that the months in arrears agreed to that shown in the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.23	Income Confirmation

For each loan in the Sample Pool, we compared whether there was evidence on the loan file that income confirmation had been obtained. Evidence is defined for loans recorded as Buy To Let “N”, as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans recorded as Buy To Let “Y”, we compared that the rental income is shown on the valuation report or tenancy agreement. We found that there was evidence of income confirmation as specified above, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
913564102	Missing income confirmation documents

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.24	Flexible Loan Status

For each loan in the Sample Pool, we have compared whether the flexible loan status shown in the Sample Pool agreed to that shown on the System. We found the flexible loan status agreed to that shown on the System, with no exception.

As a result of the procedures performed there is a 99% confidence that not more than 1% of the First Pool Run contains errors.

1.25	First Charge

For each loan in the Sample Pool, we have compared on the Land Registry or on the Mortgage Deed whether the Originator has first charge on the property. We found the Originator has first charge on the property, except for 1 case.

Account Number	Description of Error
701106303	Missing Land Registry

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.26	Valuation Type

For each loan in the Sample Pool, we have compared whether the valuation type shown in the Sample Pool agreed to that shown on the Valuation Report. We found the valuation type agreed to that shown on the Valuation Report, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.27	Borrower Date of Birth

For each loan in the Sample Pool, we have compared whether the primary borrower’s date of birth shown in the Sample Pool agreed to that shown on the Application Form or identification documents (passport or drivers licence). We found the primary borrower’s date of birth agreed to that shown on the Application Form or identification documents as defined above, except for 2 cases.

Account Number	Description of Error
800193405	Missing File
910985201	Sample Pool = 14/12/1982, Application Form/ID = 14/10/1982

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

1.28	Borrower Type

For each loan in the Sample Pool, we have compared whether the borrower type shown in the Sample Pool agreed to that shown on the Offer Letter. We found the borrower type agreed to that shown on the Offer Letter, except for 1 case.

Account Number	Description of Error
800193405	Missing File

As a result of the procedures performed there is a 99% confidence that not more than 2% of the First Pool Run contains errors.

2.	Pool agreed upon procedures – commercial portfolio

The Seller provided us with the data file ‘AUP – Random Account Selection File 30.09 – Deloitte.xlsx’ (the “First Pool Run”) containing a total of 77 commercial account numbers for each commercial loan in the Loan Pool. The Parties requested a random sample of 15 loans to be selected from the First Pool Run (the “Commercial Sample”). The Seller then provided us with the data files ‘Audit Data Tape v2 17.10.2016.xlsx’ and ‘Borrower Data 19.10.2016.xlsx’ which contained information for each loan in the Commercial Sample (the “Commercial Sample Pool”) as at 30 September 2016 (the “Cut-off Date”).

We have carried out the Agreed Upon Procedures on a random sample of 15 loans selected from the First Pool Run (the “Commercial Sample Pool”).

The procedures we have undertaken, set out in paragraphs 2.1 to 2.28 under the agreed upon procedures sections below, has been limited to confirming that the selected attribute from the First Pool Run information relating to the Commercial Sample Pool agreed to the original loan documentation or copies thereof provided to us in the loan file. We are entitled to assume that the loan documentation is correct and we have not sought to independently verify this information. The loan documentation used in these Agreed upon Procedures was the Application Form, Offer Letter, Certificate of Title/Report on Title (“CoT/RoT”), Valuation Report, valuer correspondence, tenancy agreement, KFI (key facts information document), product change document, Credit Search, repayment change document, completion letter, Land Registry/Mortgage Deed, evidence of income confirmation (a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements), identification documents (passport or driver’s licence), and the Alpha loan administration system (the “System”).

For each loan in the Commercial Sample Pool, using the information supplied on the Commercial Sample Pool, we carried out the following agreed upon procedures.

2.1.	Borrower Name

In respect of the paragraphs below (2.1.1 to 2.1.3) “substantially agreed” is defined as being able to identify the name(s) even where minor typographical errors or reversals of initials had occurred.

2.1.1.	For each loan in the Commercial Sample Pool, we have compared whether the borrower name(s) shown in the Commercial Sample Pool substantially agreed to that shown on the Application Form. We found the borrower name(s) substantially agreed to the Application Form, with no exception.

2.1.2.	For each loan in the Commercial Sample Pool, we have compared whether the borrower name(s) shown in the Commercial Sample Pool substantially agreed to that shown on the Offer Letter. We found the borrower name(s) substantially agreed to the Offer Letter, with no exception.

2.1.3.	For each loan in the Commercial Sample Pool, we have compared whether the borrower name(s) shown in the Commercial Sample Pool substantially agreed to that shown on the CoT/RoT. We found the borrower name(s) substantially agreed to the CoT/RoT, with no exception.

2.2.	Property Address

We were instructed that this procedure should not include agreeing the postcode if other segments of the property address were sufficient to substantially agree the property address. For new build properties, we were instructed to assume that differences between the property address shown in the Commercial Sample Pool and the loan documentation should not be considered errors, providing the property address was not substantially different. It is expected that the property address can change as a mortgage progresses from application to completion.

For the avoidance of doubt, where postcodes are missing, incomplete or incorrect, while other segments of the property address are substantially agreed, this is not deemed to be an error.

2.2.1.	For each loan in the Commercial Sample Pool, we have compared whether the security address shown in the Commercial Sample Pool substantially agreed to that shown on the Offer Letter. We found the security address substantially agreed to the Offer Letter, with no exception.

2.2.2.	For each loan in the Commercial Sample Pool, we have compared whether the security address shown in the Commercial Sample Pool substantially agreed to that shown on the Valuation Report. We found the security address substantially agreed to the Valuation Report, with no exception.

2.2.3.	For each loan in the Commercial Sample Pool, we have compared whether the security address shown in the Commercial Sample Pool substantially agreed to that shown on the CoT/RoT. We found the security address substantially agreed to the CoT/RoT, with no exception.

2.3.	Origination Date

For each loan in the Commercial Sample Pool, we have compared whether the origination date shown in the Commercial Sample Pool agreed to that shown on the CoT/RoT or completion letter, to within +/- 30 days. We found the origination date agreed to the CoT/RoT or completion letter, to within +/- 30 days, with no exception.

2.4.	Amount Advanced

For each loan in the Commercial Sample Pool, we have compared whether the amount advanced (excluding fees) shown in the Commercial Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the amount advanced (excluding fees) agreed to the Offer Letter or KFI/product change document, with no exception.

2.5.	Loan Term

For each loan in the Commercial Sample Pool, we have compared whether the term of the loan, recalculated using the origination date and the maturity date, agreed to within +/- 6 months to that shown on the Offer Letter or KFI/product change document. We found the term of the loan agreed to within +/- 6 months, to the Offer Letter or KFI/product change document, with no exception.

2.6.	Maturity Date

For each loan in the Commercial Sample Pool, we have compared whether the maturity date shown in the Commercial Sample Pool agreed to that shown in the System. We found the maturity date agreed to the System, with no exception.

2.7.	Loan Purpose

For each loan in the Commercial Sample Pool, we have compared whether the loan purpose shown in the Commercial Sample Pool agreed to that shown on the Application Form or Offer Letter. We found the loan purpose agreed to the Application Form or Offer Letter, with no exception.

2.8.	Valuation Date

For each loan in the Commercial Sample Pool, we have compared whether the valuation date shown in the Commercial Sample Pool agreed to within +/- 30 days, to that shown on the Valuation Report or valuer correspondence. We found the valuation date agreed to within +/- 30 days to the Valuation Report or valuer correspondence, with no exception.

2.9.	Valuation Amount

For each loan in the Commercial Sample Pool, we have compared whether the valuation amount shown in the Commercial Sample Pool agreed to that shown on the Valuation Report or valuer correspondence, to within +/- £3,000. We found the valuation amount agreed to the Valuation Report or valuer correspondence, to within +/- £3,000, with no exception.

2.10.	Property Tenure

For each loan in the Commercial Sample Pool, we compared whether the tenure of the property shown on the Commercial Sample Pool agreed with that shown on the Valuation Report or the Land Registry report. We found that the property tenure agreed with the Valuation Report or the Land Registry report, except for 1 case.

Account Number	Description of Error
911515908	Commercial Sample Pool = Leasehold, Valuation Report/Land Registry report = Freehold

2.11.	Document Signatories

2.11.1.	For each loan in the Commercial Sample Pool, we have compared whether the Application Form was signed in the space designated for the borrower(s). We found the Application Form to be signed in the space designated for the borrower(s), with no exception.

2.11.2.	For each loan in the Commercial Sample Pool, we have compared whether the Valuation Report was signed in the space designated for the Surveyor. We found the Valuation Report to be signed in the space designated for the Surveyor, with no exception.

2.11.3.	For each loan in the Commercial Sample Pool, we have compared whether the CoT/RoT was signed in the space designated for the Solicitor. We found the CoT/RoT to be signed in the space designated for the Solicitor, except for 1 case.

Account Number	Description of Error
910369100	CoT not signed

2.12.	Credit Search

For each loan in the Commercial Sample Pool, we have compared whether a credit search had been carried out in the name of the borrower(s). We found a credit search had been carried out in the name of the borrower(s), with no exception.

2.13.	Interest Rates

2.13.1.	For each loan in the Commercial Sample Pool, we have compared whether the interest rate type shown in the Commercial Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the interest rate type agreed to the Offer Letter or KFI/product change document, with no exception.

2.13.2.	For each loan in the Commercial Sample Pool, we have compared whether the interest reset date shown in the Commercial Sample Pool agreed to that shown on the Offer Letter or KFI/product change document. We found the interest reset date agreed to the Offer Letter or KFI/product change document, with no exception.

2.13.3.	For each loan in the Commercial Sample Pool, we have compared whether the current interest rate margin shown in the Commercial Sample Pool agreed to that shown on the latest Offer Letter or KFI/product change document. We found the current interest rate margin agreed to the latest Offer Letter or KFI/product change document, with no exception.

2.13.4.	For each loan in the Commercial Sample Pool, we have compared whether the current interest rate index shown in the Commercial Sample Pool agreed to that shown on the latest Offer Letter or KFI/product change document. We found the current interest rate index agreed to the latest Offer Letter or KFI/product change document, with no exception.

2.14.	Current Balance

For each loan in the Commercial Sample Pool, we have compared whether the current outstanding balance as at the Cut-off Date shown in the Commercial Sample Pool agreed to that shown in the System. We found the current outstanding balance as at the Cut-off Date agreed to the System, with no exception.

2.15.	Arrears Balance

For each loan in the Commercial Sample Pool, we have compared whether the consolidated arrears balance as at the Cut-off Date shown in the Commercial Sample Pool, agreed to within ±£50 of that shown in the System. We found the consolidated arrears balance agreed to within ±£50 of that shown on the System, with no exception.

2.16.	Months Current

For each loan in the Commercial Sample Pool, we have compared whether the number of months current, i.e. the number of months the borrower has not been in arrears, shown in the Commercial Sample Pool, agreed to that shown in the System. We found the number of months current, agreed to that shown in the System, with no exception.

2.17.	Repayment Type

For each loan in the Commercial Sample Pool, we have compared whether the repayment type shown in the Commercial Sample Pool agreed to that shown on the Offer Letter or KFI or repayment change document. We found the repayment type agreed to that shown on the Offer Letter or KFI or repayment change document, with no exception.

2.18.	Buy to Let (Y/N)

For each loan in the Commercial Sample Pool, we have compared whether the ‘Buy to Let’ status shown in the Commercial Sample Pool agreed to that shown on the Application Form. We found the ‘Buy to Let’ status agreed to that shown on the Application Form, with no exception.

2.19.	Individual Voluntary Arrangement (IVA)

For each loan in the Commercial Sample Pool, we have compared whether the IVA status shown in the Commercial Sample Pool agreed to that shown on the Credit Search. We found the IVA status agreed to that shown on the Credit Search, with no exception.

2.20.	Prior Bankruptcy

For each loan in the Commercial Sample Pool, we have compared whether the prior bankruptcy shown in the Commercial Sample Pool agreed to that shown on the Credit Search. We found the prior bankruptcy agreed to that shown on the Credit Search, with no exception.

2.21.	Monthly Payment Amount

For each loan in the Commercial Sample Pool, we have compared whether the monthly payment amount shown in the Commercial Sample Pool agreed to that shown in the System. We found the monthly payment amount agreed to that shown in the System, with no exception.

2.22.	Months in Arrears

For each loan in the Commercial Sample Pool, we have compared whether the months in arrears as at the Cut-off Date shown in the Commercial Sample Pool agreed to that shown in the System. We found that the months in arrears agreed to that shown in the System, with no exception.

2.23.	Income Confirmation

For each loan in the Commercial Sample Pool, we compared whether there was evidence on the loan file that income confirmation had been obtained. Evidence is defined for loans recorded as Buy To Let “N”, as a copy of a P60, employer’s reference, bank statements, payslips, accountant certificate or financial statements. For loans recorded as Buy To Let “Y”, we compared that the rental income is shown on the valuation report or tenancy agreement. We found that there was evidence of income confirmation as specified above, with no exception.

2.24.	Flexible Loan Status

For each loan in the Commercial Sample Pool, we have compared whether the flexible loan status shown in the Commercial Sample Pool agreed to that shown on the System. We found the flexible loan status agreed to that shown on the System, with no exception.

2.25.	First Charge

For each loan in the Commercial Sample Pool, we have compared on the Land Registry or on the Mortgage Deed whether the Originator has first charge on the property. We found the Originator has first charge on the property, with no exception.

2.26.	Valuation Type

For each loan in the Commercial Sample Pool, we have compared whether the valuation type shown in the Commercial Sample Pool agreed to that shown on the Valuation Report. We found the valuation type agreed to that shown on the Valuation Report, with no exception.

2.27.	Borrower Date of Birth

For each loan in the Commercial Sample Pool, we have compared whether the primary borrower’s date of birth shown in the Commercial Sample Pool agreed to that shown on the Application Form or identification documents (passport or drivers licence). We found the primary borrower’s date of birth agreed to that shown on the Application Form or identification documents as defined above, with no exception.

2.28.	Borrower Type

For each loan in the Commercial Sample Pool, we have compared whether the borrower type shown in the Commercial Sample Pool agreed to that shown on the Offer Letter. We found the borrower type agreed to that shown on the Offer Letter, with no exception.

Other than as noted above our procedures were performed without exception.

3.	Scope of our Asset Agreed Upon Procedures Letter

The scope of our work in preparing this Asset Agreed Upon Procedures Letter was limited solely to those procedures set out above. We were not engaged to and did not conduct an audit the objective of which would be the expression of an opinion on the matters subject to the procedures described above. Accordingly we do not express any opinion or overall conclusion on the procedures we have performed. You are responsible for determining whether the scope of our work specified is sufficient for your purposes and we make no representation regarding the sufficiency of these procedures for your purposes. If we were to perform additional procedures, other matters might come to our attention that would be reported to you.

This Asset Agreed Upon Procedures Letter should not be taken to supplant any other enquiries and procedures that may be necessary to satisfy the requirements of the recipients of this Asset Agreed Upon Procedures Letter.

This Asset Agreed Upon Procedures Letter has been prepared for use in connection with the offering of securities inside of the United States and in accordance with United States attestation standards established by the American Institute of Certified Public Accountants and not in accordance with United Kingdom or other professional standards. This Asset Agreed Upon Procedures Letter is only intended to be relied on in connection with any obligations or responsibilities in connection with the Issue that you may have under any legislation, regulations and/or rule of law under United States federal or state securities law. We accept no responsibility to, and deny any liability to, any person or in any way arising from or in connection with the use of this report in connection with any offering of securities outside the United States.

4.	Use of this Asset Agreed Upon Procedures Letter

Subject to the terms specified in in our Engagement Letter dated 26 January 2017, this Asset Agreed Upon Procedures Letter is provided solely for the private information and use of the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers, the Joint Lead Managers and the Managers and is not intended to be and should not be used by anyone other than the Issuer, the Seller, the Co-Sponsor, the Co-Arrangers, the Joint Lead Managers and the Managers. This Agreed Upon Procedures Letter should not be included in any publicly filed or publicly available document nor should this Agreed Upon Procedure Letter, the services performed hereunder, or Deloitte’s engagement hereunder be referred to in any publicly filed or publicly available document, in each case, except under the terms specified in our Engagement Letter dated 26 January 2017. For the avoidance of doubt, the Co-Arrangers, the Joint Lead Managers and the Managers are being provided with the Asset Agreed Upon Procedures Letter in their capacity as addressees and not the engaging party.

If you have any questions or would like to discuss the content of this Asset Agreed Upon Procedures Letter please do not hesitate to contact Dan Keeble on 0207 303 4461.

Yours faithfully

Deloitte LLP